Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant and equipment	$ 447	$ 425	$ 419
Goodwill and other intangible assets	1,143	967	858
Investment in associates and joint ventures	104	141	111
Trade and other receivables	0		8
Retirement benefit assets	0	3
Other financial assets	260	228	248
Derivative financial instruments	7
Non-current tax receivable	31	16	23
Deferred tax assets	60	75	69
Contract costs	55	51	45
Contract assets	270	241	185
Total non-current assets	2,377	2,147	1,966
Inventories	5	3	3
Trade and other receivables	613	551	469
Current tax receivable	27	101	77
Other financial assets	1	16	20
Derivative financial instruments	1
Cash and cash equivalents	704	168	206
Contract costs	5	7	8
Contract assets	20	17	13
Total current assets	1,376	863	796
Total assets	3,753	3,010	2,762
LIABILITIES
Loans and other borrowings	(120)	(126)	(106)
Derivative financial instruments	0		(3)
Trade and other payables	(618)	(597)	(526)
Deferred revenue	(572)	(490)	(462)
Provisions	(10)	(3)	(3)
Current tax payable	(50)	(64)	(50)
Total current liabilities	(1,370)	(1,280)	(1,150)
Loans and other borrowings	(2,129)	(1,893)	(1,606)
Retirement benefit obligations	(91)	(104)	(96)
Trade and other payables	(158)	(36)	(29)
Deferred revenue	(934)	(867)	(852)
Provisions	(17)	(5)	(5)
Non-current tax payable	0	(25)
Deferred tax liabilities	(131)	(101)	(170)
Total non-current liabilities	(3,460)	(3,031)	(2,758)
Total liabilities	(4,830)	(4,311)	(3,908)
Net liabilities	(1,077)	(1,301)	(1,146)
EQUITY
Equity share capital	146	154	141
Capital redemption reserve	10	10	9
Shares held by employee share trusts	(4)	(5)	(11)
Other reserves	(2,865)	(2,874)	(2,860)
Fair value reserve	47	79	111
Cash flow hedging reserve	(4)
Currency translation reserve	419	377	466
Retained earnings	1,166	951	990
IHG shareholders' equity	(1,085)	(1,308)	(1,154)
Non-controlling interest	8	7	8
Total equity	$ (1,077)	$ (1,301)	$ (1,146)